Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2026-02-18	12 Months Ended
Dec. 31, 2025 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Feb. 18, 2026
Aggregate Erroneous Compensation Amount	$ 207,634
Erroneous Compensation Analysis
The Company maintains its Incentive Compensation Recovery Policy, as required by the SEC, which was effective as of October 2, 2023 (the “Clawback Policy”). Under the Clawback Policy, if the Company is required to restate its financial statements under certain circumstances, the Company must recover from the executive officers covered by the Clawback Policy (“covered executives”) any incentive compensation that was provided to the covered executives that exceeds what they would have received under the restated financials.
On February 24, 2026, in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, the Company revised its 2023 and 2024 Consolidated Financial Statements following identification in the fourth quarter of 2025 of an immaterial error affecting the Company’s previously issued financial statements. The misstatements related to accounts receivable and intercompany activity. The Company determined that the impacts were not material, individually or in the aggregate, to its previously issued Consolidated Financial Statements and accompanying Notes to the Consolidated Financial Statements for any of the prior quarters or the annual period in which they occurred. However, in accordance with Staff Accounting Bulletin No. 108 of the SEC, the Company concluded that correcting the cumulative misstatement in the current period would be material to its results of operations for the fiscal year ended December 31, 2025.
The revisions to correct the above-described error in previously issued financial statements required a recovery analysis of incentive-based compensation received by the covered executives during the relevant recovery period pursuant to the Clawback Policy (the “Recovery Analysis”). The Compensation Committee undertook the Recovery Analysis on February 18, 2026. As described in further detail below, the Company determined that the restatement resulted in erroneously awarded compensation being paid in respect of certain 2023 and 2024 incentive compensation received by the covered executives under the SEAIP and the Management Annual Incentive Plan (the “MAIP”) for 2023 and 2024 (the “2023 SEAIP,” “2023 MAIP,” “2024 SEAIP” and “2024 MAIP,” respectively) and under the Senior Executive LTIP and the EEIP for 2023 and 2024 (the “2023 LTIP,” “2023 EEIP,” “2024 LTIP,” and “2024 EEIP,” respectively). The performance metrics used to determine payouts under the various plans and the impacts to such metrics are set forth in the table below. The relative TSR metric was not impacted by the error correction.
			Impact to Performance Metrics
			Company EPS		FROW EPS		FNA EPS		Company Adjusted EBITDA		FROW Adjusted EBITDA		FNA Adjusted EBITDA		Ceramic EU Operating Income
Plan	Year	Performance Metrics for Covered Executives	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target
SEAIP	2023	Company EPS Flooring Rest of World EPS Flooring North America EPS	100.17	99.71	130.09	129.98	88.85	87.85	—	—	—	—	—	—	—	—
	2024	Company EPS Flooring Rest of World EPS Flooring North America EPS	134.08	131.39	104.87	104.53	183.52	182.85	—	—	—	—	—	—	—	—
MAIP	2023	Company EPS	100.17	99.71	—	—	—	—	—	—	—	—	—	—	—	—
	2024	Company EPS Ceramic Europe Operating Income	117.04	115.69	—	—	—	—	—	—	—	—	—	—	136.10 (first 8 months of 2024) 172.21 (last 4 months of 2024)	135.77 (first 8 months of 2024) 171.53 (last 4 months of 2024)
SE LTIP	2023	Company EPS Flooring Rest of World EPS Flooring North America EPS Relative TSR	100.35	99.64	160.18	160.01	86.09	84.81	—	—	—	—	—	—	—	—
	2024	Company EPS Company Adjusted EBITDA FROW Adjusted EBITDA FNA Adjusted EBITDA Flooring Rest of World EPS Flooring North America EPS Relative TSR	134.08	131.39	109.73	109.06	183.52	182.85	106.95	104.27	98.89	98.22	176.74	176.07	—	—
EEIP	2023	Company EPS	100.35	99.64	—	—	—	—	—	—	—	—	—	—	—	—
	2024	Company EPS Ceramic Europe Operating Income	134.08	131.39	—	—	—	—	—	—	—	—	—	—	208.31 (first 8 months of 2024) 172.21 (last 4 months of 2024)	207.30 (first 8 months of 2024) 171.53 (last 4 months of 2024)
Based on the Recovery Analysis, the Company determined that the amount of erroneously awarded compensation paid to the covered executives under the various plans outlined above was an aggregate of $207,634 (collectively, the “Recoverable Amount”). As of December 31, 2025, the aggregate dollar amount of erroneously awarded compensation outstanding was $207,634; however, except as otherwise noted below, all amounts of erroneously awarded compensation as determined by the Company have been recovered as of the date hereof.
The Committee approved the recovery of the Recoverable Amount for each covered executive by using its discretion to deduct such amounts from incentive compensation otherwise payable to them, in each case on a pre-tax basis, with the exception of (i) one former covered executive whose recoverable amount was recovered via a personal check in March 2026, and (ii) two former covered executives whose recoverable amounts remain outstanding. There is no amount of erroneously awarded compensation that has not yet been determined or, as of the end of the last completed fiscal year, had been outstanding for 180 days or longer since the date the Committee determined the amount owed by each covered executive. The Compensation Committee will seek to recover the remaining amount of the erroneously awarded compensation from the former covered executives in accordance with the Clawback Policy.

Stock Price or TSR Estimation Method	The performance metrics used to determine payouts under the various plans and the impacts to such metrics are set forth in the table below. The relative TSR metric was not impacted by the error correction.
			Impact to Performance Metrics
			Company EPS		FROW EPS		FNA EPS		Company Adjusted EBITDA		FROW Adjusted EBITDA		FNA Adjusted EBITDA		Ceramic EU Operating Income
Plan	Year	Performance Metrics for Covered Executives	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target	% of Target	Adjusted % of Target
SEAIP	2023	Company EPS Flooring Rest of World EPS Flooring North America EPS	100.17	99.71	130.09	129.98	88.85	87.85	—	—	—	—	—	—	—	—
	2024	Company EPS Flooring Rest of World EPS Flooring North America EPS	134.08	131.39	104.87	104.53	183.52	182.85	—	—	—	—	—	—	—	—
MAIP	2023	Company EPS	100.17	99.71	—	—	—	—	—	—	—	—	—	—	—	—
	2024	Company EPS Ceramic Europe Operating Income	117.04	115.69	—	—	—	—	—	—	—	—	—	—	136.10 (first 8 months of 2024) 172.21 (last 4 months of 2024)	135.77 (first 8 months of 2024) 171.53 (last 4 months of 2024)
SE LTIP	2023	Company EPS Flooring Rest of World EPS Flooring North America EPS Relative TSR	100.35	99.64	160.18	160.01	86.09	84.81	—	—	—	—	—	—	—	—
	2024	Company EPS Company Adjusted EBITDA FROW Adjusted EBITDA FNA Adjusted EBITDA Flooring Rest of World EPS Flooring North America EPS Relative TSR	134.08	131.39	109.73	109.06	183.52	182.85	106.95	104.27	98.89	98.22	176.74	176.07	—	—
EEIP	2023	Company EPS	100.35	99.64	—	—	—	—	—	—	—	—	—	—	—	—
	2024	Company EPS Ceramic Europe Operating Income	134.08	131.39	—	—	—	—	—	—	—	—	—	—	208.31 (first 8 months of 2024) 172.21 (last 4 months of 2024)	207.30 (first 8 months of 2024) 171.53 (last 4 months of 2024)

Outstanding Aggregate Erroneous Compensation Amount	$ 207,634